SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 30, 2017
SEGMENT REPORTING
Segment Reporting

	2017
				All
	North	South	West	Other	Corporate	Total
Net sales to outside customers	$1,133,656	$837,370	$1,417,924	$552,232	$—	$3,941,182
Intersegment net sales	67,161	74,566	83,245	167,568	—	392,540
Interest expense (income)	4	160	293	(473)	6,234	6,218
Amortization expense	559	607	1,723	1,971	—	4,860
Depreciation expense	10,511	6,880	14,116	8,586	8,443	48,536
Segment earnings from operations	61,326	46,646	82,465	17,296	(26,264)	181,469
Segment assets	351,270	240,661	462,311	356,264	54,171	1,464,677
Capital expenditures	23,026	12,286	23,212	9,865	2,727	71,116

	2016
				All
	North	South	West	Other	Corporate	Total
Net sales to outside customers	$1,000,426	$711,862	$1,251,093	$277,112	$—	$3,240,493
Intersegment net sales	57,770	38,641	88,311	19,322	—	204,044
Interest expense	1	307	387	143	3,737	4,575
Amortization expense	115	—	1,858	822	—	2,795
Depreciation expense	8,948	6,190	13,326	4,531	7,828	40,823
Segment earnings from operations	59,408	47,146	76,875	16,639	(35,630)	164,438
Segment assets	302,009	192,085	438,674	313,304	45,986	1,292,058
Capital expenditures	10,902	5,571	19,648	6,037	11,604	53,762

	2015
				All
	North	South	West	Other	Corporate	Total
Net sales to outside customers	$922,092	$656,550	$1,133,398	$175,031	$—	$2,887,071
Intersegment net sales	51,796	29,940	58,412	13,673	—	153,821
Interest expense	—	296	516	52	4,269	5,133
Amortization expense	267	9	2,467	788	—	3,531
Depreciation expense	7,901	6,255	13,033	3,707	6,814	37,710
Segment earnings from operations	53,879	30,740	70,220	3,038	(22,410)	135,467
Segment assets	279,664	192,756	382,251	152,527	100,481	1,107,679
Capital expenditures	9,622	6,138	13,356	6,698	7,708	43,522

Information Regarding Principal Geographic Areas

Information regarding principal geographic areas was as follows (in thousands):

	2017		2016		2015
		Long-Lived		Long-Lived		Long-Lived
		Tangible		Tangible		Tangible
	Net Sales	Assets	Net Sales	Assets	Net Sales	Assets
United States	$3,821,366	$313,976	$3,162,331	$280,362	$2,811,359	$244,040
Foreign	119,816	30,380	78,162	26,106	75,712	15,408
Total	$3,941,182	$344,356	$3,240,493	$306,468	$2,887,071	$259,448

Percentage of Value-added and Commodity-based Sales to Total Sales

	Value-Added	Commodity-Based
2017	63.3%	36.7%
2016	62.6%	37.4%
2015	59.8%	40.2%

Gross Sales by Major Product Classification

The following table presents, for the periods indicated, our gross sales (in thousands) by major product classification.

	Year Ended
	December 30,	December 31,	December 26,
	2017	2016	2015
Value-Added Sales
Trusses – residential, modular and manufactured housing	$368,591	$334,956	$299,111
Fencing	187,905	176,668	149,526
Decking and railing – composite, wood and other	244,910	200,004	177,787
Turn-key framing and installed sales	149,520	141,474	129,803
Industrial packaging and components	471,262	391,610	374,030
Engineered wood products (eg. LVL; i-joist)	76,507	76,503	67,804
In-store fixtures	260,174	87,262	—
Manufactured brite and other lumber	78,638	68,517	59,804
Wall panels	61,226	53,279	46,496
Outdoor DIY products (eg. stakes; landscape ties)	110,327	106,284	56,846
Construction and building materials (eg. door packages; drywall)	265,048	204,732	200,901
Lattice – plastic and wood	48,736	50,556	47,392
Manufactured brite and other panels	75,742	60,753	57,999
Siding, trim and moulding	85,016	66,048	45,215
Hardware	21,218	20,713	17,123
Manufactured treated lumber	17,584	17,412	13,611
Manufactured treated panels	3,329	3,449	5,353
Other	9,275	7,518	5,668
Total Value-Added Sales	$2,535,008	$2,067,738	$1,754,469

Commodity-Based Sales
Non-manufactured brite and other lumber	576,374	469,042	458,023
Non-manufactured treated lumber	575,505	479,333	423,543
Non-manufactured brite and other panels	271,310	238,806	253,678
Non-manufactured treated panels	34,970	30,374	31,789
Other	13,036	12,084	10,978
Total Commodity-Based Sales	$1,471,195	$1,229,639	$1,178,011
Total Gross Sales	$4,006,203	$3,297,377	$2,932,480
Sales allowances	(65,021)	(56,884)	(45,409)
Total Net Sales	$3,941,182	$3,240,493	$2,887,071